Financial Instruments - Summary of Unrealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	$ 7	$ 12	$ 46
Power Contacts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	6
Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	5
Level 2
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Net	2	(6)
Level 2 | Commodity price risk
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	20	31
Liability	13	19
Net	7	12
Level 2 | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	9	11
Liability	10	19
Net	(1)	(8)
Level 2 | Commodity price risk | Power Contacts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	6	2
Liability	0	0
Net	6	2
Level 2 | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	5	18
Liability	0	0
Net	5	18
Level 2 | Currency risk | Foreign Exchange Rate Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Asset	0	0
Liability	3	0
Net	$ (3)	$ 0